Commitments, Contingent Liabilities and Other - Additional Information (Detail) - Mar. 31, 2015 ¥ in Millions, $ in Millions	JPY (¥)	USD ($)
Commitments and Contingencies Disclosure [Line Items]
Unused committed lines of credit	¥ 777,127
Purchase commitments and other outstanding	389,341
Maximum potential amount of future payments under guarantees	44,631
Financial Services
Commitments and Contingencies Disclosure [Line Items]
Unused committed lines of credit	¥ 25,440
Music
Commitments and Contingencies Disclosure [Line Items]
Commitment agreement period	5 years
Subsidiaries committed to make payments contracts	¥ 63,481
Pictures
Commitments and Contingencies Disclosure [Line Items]
Commitment agreement period	3 years
Subsidiaries committed to make payments contracts	¥ 126,925
Variable interest entity, not primary beneficiary | Maximum
Commitments and Contingencies Disclosure [Line Items]
Guaranty obligation | $		$ 276
Third Party Investor Music Publishing Subsidiary
Commitments and Contingencies Disclosure [Line Items]
Ownership interest used as collateral, Percent	50.00%	50.00%
Third Party Investor Music Publishing Subsidiary | Minimum
Commitments and Contingencies Disclosure [Line Items]
Fair value of assets held by trust | $		$ 276
Advertising
Commitments and Contingencies Disclosure [Line Items]
Commitment agreement period	5 years
Subsidiaries committed to make payments contracts	¥ 26,779